3. Mineral Rights and Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Payment to acquire technology	$ 50,000	$ 0
Stock issued for assets, value	18,235
Mineral rights	48,164	323,200
Asset impairment charges	323,200	345,697
El Dorado Mineral Rights and Properties [Member]
Mineral rights	48,164	0
El Dorado Data Package [Member]
Cash paid for purchase	$ 10,000
Stock issued for assets, shares	20,261
Stock issued for assets, value	$ 18,235
Cash payable for acquisition	40,000
Stock payable for acquisition	60,000
El Dorado Gold-Silver Property [Member]
Payment to acquire technology	50,000
Silver District [Member]
Mineral rights	0	$ 323,200
Asset impairment charges	$ 323,200